Share Capital - Disclosure of Detailed Information About Share Capital (Details) (Parenthetical) - shares	Jan. 31, 2020	Jan. 31, 2019
Ordinary share [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	4,697,204	296,409